Background information of business and organization (Tables)	6 Months Ended
Jun. 30, 2018
Background information of business and organization [Abstract]
Schedule of Subsidiaries and its Consolidated Variable Interest Entities
As of June 30, 2018, subsidiaries of the Company and its consolidated variable interest entities were unchanged from December 31, 2017 except for the following entities:

Company Name	Registered Place and Date of Incorporation	Registered Capital		Percentage of Equity Directly Attributable to the Group	Principal Activities
Subsidiary companies:
Suzhou Yefang Real Estate Co., Limited. (“Suzhou Yefang”) (Note 15) (1)	PRC April 14, 2017	RMB	100,000,000	20%	Real estate development

Suzhou Yuxi Real Estate Co., Limited. (“Suzhou Yuxi”) (Note 15) (2)	PRC March 5, 2018	RMB	100,000,000	100%	Real estate development

Qingdao Jinguang Property Management development Co., Ltd. (“Qingdao Jinguang”) (Note 15) (3)	PRC November 6, 2001	RMB	1,000,000	60%	Property management services

Wuhan Yinghexin Real Estate Co., Ltd. (“Wuhan Yinghexin”) (4)	PRC January 15, 2014	RMB	100,000,000	100%	Real estate development

Jinan Xinyuan Quansheng Real Estate Co., Ltd.(“Jinan Quansheng”) (5)	PRC May 25, 2018	RMB	50,000,000	100%	Real estate development

(1)    Acquired on June 6, 2018.
(2)    Acquired on June 6, 2018. The Company indirectly controls Suzhou Yuxi through its subsidiary, Suzhou Yefang, which owns 100% equity interest in Suzhou Yuxi.
(3)    Acquired on May 9, 2018.
(4)    Acquired on May 18, 2018.
(5)    Established on May 25, 2018